As filed with the Securities and Exchange Commission on September 8, 2003

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21044

                              UM INVESTMENT TRUST
                           Undiscovered Managers, LLC
                       700 North Pearl Street, Suite 1625
                                Dallas, TX 75201

                           Mark P. Hurley, President
                           Undiscovered Managers, LLC
                       700 North Pearl Street, Suite 1625
                                Dallas, TX 75201
                                 (214) 999-7205

                   Date of fiscal year end: DECEMBER 31, 2003

                    Date of reporting period: JUNE 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                              UM INVESTMENT TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2003
                                  (UNAUDITED)

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
A MESSAGE TO OUR SHARHHOLDERS

--------------------------------------------------------------------------------


                                                                   June 30, 2003

To Our Shareholders:

Enclosed is the 2003 semi-annual report for UM Multi-Strategy Fund (the "Fund"). The Fund returned 3.45% to investors over the last six months, outperforming its benchmark, the JP Morgan GBI Global Hedged US Dollar Index by 0.47%. At the same time, the Fund's returns have not been very volatile, with a monthly standard deviation of only 0.46.

While we cannot predict how the Fund will perform in the future, we are excited about its performance over the first half of this year. We appreciate your continued support.

Sincerely,

/s/ MARK P. HURLEY

Mark P. Hurley
President


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

The JP Morgan GBI Global Hedged US Dollar Index includes only actively traded fixed-rate bonds with a remaining maturity of one year or longer. The index adheres to exact local market conventions. The foreign exchange rates are taken at 5:00PM London time. The index is in US dollars and is an aggregate of all countries that make up the index. You cannot invest directly in an index.

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS
June 30, 2003
--------------------------------------------------------------------------------

Description                                                           Value
------------------------------------------------------------      --------------

PORTFOLIO FUNDS - 89.0%

INVESTMENTS IN OFFSHORE CORPORATIONS - 8.5%

Canyon Value Realization, LTD                                     $   3,411,863
Recon Arbitage Fund, LTD                                              1,132,491
SVM Highlander, LTD                                                   2,319,772
                                                                  --------------
Total Investments in Offshore Corporations (Cost $6,634,912)          6,864,126
                                                                  --------------

INVESTMENTS IN LIMITED PARTNERSHIPS - 80.5%

Atlas Capital Master Fund, LP                                         3,501,543
Bellmore Partners, LP                                                 1,419,935
Bonanza Partners, LP                                                  3,579,836
Condor SF Partners, LP                                                1,926,247
Contrarian Capital Fund, LP                                           3,443,315
CRM Windridge Partners, LP                                            1,134,762
Davidson Kemper Partners, LP                                          3,284,378
Forstman Partners II, LP                                              1,108,000
Hourglass Fund, LP                                                    3,094,955
Island Drive Partners, LP                                             1,829,601
Japan Long/Short Partners, LP                                         2,376,448
JPD Capital Partners, LP                                              1,211,753
Kingsford Capital Partners, LP                                        1,969,629
Leveraged Short Equity Index Hedge, LP                                1,524,545
Mast Credit Opportunities, LP                                         1,118,203
Newcastle Partners, LP                                                3,540,670
October Fund, LP                                                      2,640,963
Private Investors US, LP                                              2,930,051
Radiant Capital Fund, LLC                                             1,087,811
Reynard Partners, LP                                                    696,245
SC Fundamental Value Fund, LP                                         2,884,885
SEG Partners, LP                                                      3,064,342
Symmetry Captial Partners, LP                                         3,455,485
Third Point Partners, LP                                              2,268,292
Trellus Partners, LP                                                  2,653,266
Vardon Partners, LP                                                   3,536,205
Ventana Partners, LP                                                  3,627,630
                                                                  --------------
Total Investments in Limted Partnerships (Cost $61,681,619)          64,908,995
                                                                  --------------

Total Investments in Portfolio Funds - 89.0% (Cost $68,316,531)   $  71,773,121

Other Assets & Liabilities, Net - 11.0%                               8,900,400
                                                                  --------------

TOTAL NET ASSETS - 100.0%                                         $  80,673,521
                                                                  ==============


See Notes to Financial Statements.     2

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003
--------------------------------------------------------------------------------

ASSETS
     Investments in Portfolio Funds, at value (cost $68,316,531) (Note 2)                      $   71,773,121
     Cash                                                                                           9,182,034
     Other Assets:
         Prepaid expenses and other                                                                    73,482
                                                                                               ---------------
Total Assets                                                                                       81,028,637
                                                                                               ---------------

LIABILITIES
     Payables:
         Fund shares redeemed                                                                         183,903
     Accrued liabilities:
         Advisory fees (Note 3)                                                                        72,729
         Administration fees (Note 3)                                                                  42,312
         Other accrued expenses                                                                        56,172
                                                                                               ---------------

Total Liabilities                                                                                     355,116
                                                                                               ---------------

NET ASSETS                                                                                     $   80,673,521
                                                                                               ===============

COMPONENTS OF NET ASSETS
     Paid-in capital                                                                           $   78,188,711
     Distributable earnings
         Accumulated net investment loss                                        $     (550,795)
         Accumulated net realized loss from investments in Portfolio Funds            (420,985)
         Net unrealized appreciation of investments in Portfolio Funds               3,456,590
                                                                                ---------------
         Total distributable earnings                                                               2,484,810
                                                                                               ---------------

NET ASSETS                                                                                     $   80,673,521
                                                                                               ===============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
BASED ON NET ASSETS OF $80,673,521 AND 3,166,010 SHARES
                                                                                               $        25.48
                                                                                               ===============


See Notes to Financial Statements.     3


--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest income                                                            $          936
                                                                                ---------------

EXPENSES
     Advisory fees (Note 3)                                                            239,723
     Administration fees (Note 3)                                                      111,863
     Transfer agency fees                                                               35,962
     Custody fees                                                                        2,400
     Accounting fees                                                                    20,638
     Professional fees                                                                  53,000
     Insurance fees                                                                     43,725
     Amortization of offering costs                                                     38,065
     Miscellaneous expenses                                                              6,355
                                                                                ---------------

Total expenses                                                                         551,731
                                                                                ---------------

NET INVESTMENT LOSS                                                                   (550,795)
                                                                                ---------------

Net change in unrealized appreciation of investments in Portfolio Funds              2,782,257
                                                                                ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $    2,231,462
                                                                                ===============


See Notes to Financial Statements.     4

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                         Six Months Ended       February 28, 2002 * to
                                                          June 30, 2003           December 31, 2002
                                                      -----------------------   -----------------------
OPERATIONS
     Net investment loss                              $             (550,795)   $             (655,462)
     Net change in unrealized appreciation of
         investments in Portfolio Funds                            2,782,257                   674,333
                                                      -----------------------   -----------------------

Increase in net assets from operations                             2,231,462                    18,871
                                                      -----------------------   -----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Allocable share of net realized gains from
         investments in Portfolio Funds                                    -                  (144,657)
                                                      -----------------------   -----------------------

CAPITAL SHARE TRANSACTIONS
Increase from capital share transactions (Note 7)                 25,296,805                53,271,040
                                                      -----------------------   -----------------------

Increase in net assets                                            27,528,267                53,145,254

NET ASSETS
      Beginning of period                                         53,145,254                         -
                                                      -----------------------   -----------------------
      End of period (a)                               $           80,673,521    $           53,145,254
                                                      =======================   =======================

(a) Accumulated net investment loss                   $             (550,795)   $                    -
                                                      -----------------------   -----------------------

-------------------------------------------------
* Commencement of operations.


See Notes to Financial Statements.     5


--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period.

                                                        Six Months Ended         February 28, 2002 (a) to
                                                          June 30, 2003             December 31, 2002
                                                     ------------------------    ------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $                 24.62     $                 25.00
                                                     ------------------------    ------------------------

INVESTMENT OPERATIONS
     Net investment loss                                               (0.19)                      (0.30)
     Net realized and unrealized gain (loss) from
          investments in Portfolio Funds                                1.05                       (0.01)
                                                     ------------------------    ------------------------

Total from investment operations                                        0.86                       (0.31)
                                                     ------------------------    ------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Allocable share of net realized gains from
          investments in Portfolio Funds                                   -                       (0.07)
                                                     ------------------------    ------------------------

NET ASSET VALUE, END OF PERIOD                       $                 25.48     $                 24.62
                                                     ========================    ========================

TOTAL RETURN                                                           3.49%                       (1.24)%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)          $               80,674      $                53,145

Ratios to Average Net Assets:

     Expenses                                                          1.81% (b)                    3.36% (b)(c)
     Expenses, excluding reimbursement/
          waiver of fees                                               1.81% (b)                    3.63% (b)(c)
     Net investment income (loss)                                     (1.81)%(b)                   (2.76)%(b)(c)

PORTFOLIO TURNOVER RATE                                                0.00%                        0.00%


--------------------------------------------
(a) Commencement of operations.
(b) Annualized.
(c) Includes amortization of offering costs and organizational costs of 0.93%.


See Notes to Financial Statements.     6

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to UM Multi-Strategy Fund (the "Fund"), the only series of UM Investment Trust (the "Trust"). The Trust is a Massachusetts business trust that is registered as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The objective of the Fund is to achieve long-term capital appreciation with low volatility relative to the broad equity markets. The Fund seeks to achieve its objective through a multi-manager, multi-strategy program of investment in a variety of partnerships and other investment vehicles ("Portfolio Funds") that are advised by a variety of investment management firms. The Fund primarily invests in Portfolio Funds which are unregistered funds. The Fund commenced operations on February 28, 2002.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION - The Trust determines the net asset value per share of the Fund (i) each month as of the last day that the New York Stock Exchange is open for trading as of the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the New York Stock Exchange and (ii) at such other dates and times as may be approved by the Trust's officers from time to time. The Fund's investments in Portfolio Funds are carried at fair value, which is determined by taking the Fund's pro rata interest in the net assets of each Portfolio Fund, based on financial data supplied by the Portfolio Funds in accordance with the policies established by the relevant Portfolio Fund, and are net of management and performance incentive fees or allocations payable to the Portfolio Fund's managers as required by the Portfolio Fund's agreements. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Portfolio Fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Portfolio Funds as a return of capital. The Fund's investments in the Portfolio Funds are subject to the terms of applicable limited partnership agreements, limited liability company agreements, other operative documents and offering memoranda of the Portfolio Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. The Fund records its allocable share of income earned by the underlying Portfolio Funds it invests in when it is informed of such amounts.

MANAGEMENT ESTIMATES - These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various Portfolio Funds held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, in order to avoid a federal excise tax. Therefore, if the Fund qualifies as a regulated investment company, meets all of the requirements of the Code applicable to regulated investment companies, and distributes in each calendar year substantially all of the net investment income, capital gain, and certain other amounts, no federal income or excise tax provision is required.

FUND EXPENSES - The Fund bears all the expenses of its own operations, including, but not limited to, investment management, legal, audit, fund accounting, registration, organizational and offering costs, and blue sky filing fees.

NOTE 3.  ADVISORY  FEES, SERVICING  FEES AND  OTHER  TRANSACTIONS  WITH  RELATED
         PARTIES

INVESTMENT ADVISER - Undiscovered Managers, LLC (the "Adviser") is the investment adviser of the Fund and has responsibility for the management of the Fund's affairs, subject to the supervision of the Trust's Board of Trustees (the "Board"). The Fund's investment portfolio is managed on a day-to-day basis by Cadogan Management, LLC ("Cadogan"), under the general oversight of the Adviser and the Board. The Adviser monitors and evaluates Cadogan to help assure that it is managing the Fund in a manner consistent with the Fund's investment objective and restrictions and applicable laws and guidelines.

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003
--------------------------------------------------------------------------------

Pursuant to a Management Agreement between the Trust, on behalf of the Fund, and the Adviser (the "Management Agreement"), the Adviser is entitled to a management fee, payable quarterly in arrears, that depends on the investment performance of the Fund. The management fee with respect to each calendar quarter is equal to one-fourth of the Annual Advisory Percentage Rate (as defined below and as determined as of the end of such quarter) multiplied by the average of the Fund's average monthly net assets (with respect to each calendar month, as determined by averaging the value of the Fund's net assets on the last business day of such month with the value of the Fund's net assets on the last business day of the immediately preceding calendar month) for each of the three months in such quarter. The Annual Advisory Percentage Rate (as determined at the end of each quarter) is equal to 0.95% plus (or minus) one-eighth (1/8th) of the number of basis points by which the total return of the Fund (expressed as a percentage, and calculated after giving effect to the Fund's fees and expenses, excluding any fees paid to the Adviser pursuant to the Management Agreement) during the one-year period ending at the end of such quarter exceeds (or falls short of) the total return on the JP Morgan GBI Global Hedged US Dollar Index during the one-year period ending at the end of such quarter. The Annual Advisory Percentage Rate, as calculated as of the end of each quarter, will not exceed the annual rate of 1.45% of the Fund's average net assets nor be less than the annual rate of 0.45% of the Fund's average net assets, and until the end of the first calendar quarter ending on or after the 364th day following the commencement of the Fund's investment operations, the Annual Advisory Percentage Rate shall be 1.20% of the Fund's average net assets.

Cadogan is entitled to receive a sub-advisory fee as compensation for its services from the Adviser.

ADMINISTRATOR - Pursuant to an Administrative Services Agreement between the Trust and the Adviser, the Adviser has agreed to provide all administrative services to the Fund (including but not limited to corporate secretarial, treasury and blue sky services, but excluding the payment of blue sky filing fees, which will be paid directly by the Fund) that are not provided by the Fund's other service providers. For these services, the Fund pays the Adviser a monthly fee at the annual rate of 0.365% of the Fund's average monthly net assets (with respect to each calendar month, as determined by averaging the value of the Fund's net assets on the last business day of such month with the value of the Fund's net assets on the last business day of the immediately preceding calendar month). The Adviser has entered into an agreement with Forum Administrative Services, LLC ("FAdS") to provide certain of the foregoing administrative services at the Adviser's expense.

OTHER SERVICE PROVIDERS - Under separate servicing agreements, affiliates of Forum Financial Group, LLC (collectively, "Forum") provide certain portfolio accounting and transfer agency services to the Fund. For its services, Forum receives a fee from the Fund and is reimbursed certain out-of-pocket expenses.

Forum Fund Services, LLC, is the Fund's Placement Agent.

The Bank of New York is the custodian for the Fund. The custodian holds in safekeeping cash belonging to the Fund. Upon instruction, the custodian receives and delivers cash on behalf of the Fund. The custodian also maintains certain accounts and records of the Fund.

NOTE 4.  PORTFOLIO FUNDS TRANSACTIONS

The cost of purchases by the Fund of interests in Portfolio Funds was $19,395,736 for the period ended June 30, 2003. The Fund did not sell any interests in Portfolio Funds during the period.

The cost basis of Portfolio Funds owned as of June 30, 2003, was $68,316,531, and the net unrealized appreciation of Portfolio Funds was $3,456,590.

NOTE 5.  DIVIDEND REINVESTMENTS

Dividends and capital distributions ("Distributions") will automatically be reinvested in additional shares of the Fund at the Fund's net asset value on the record date thereof unless a shareholder has elected to receive Distributions in cash.

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003
--------------------------------------------------------------------------------

NOTE 6. CAPITAL STOCK

For the six months ended June 30, 2003 and the period ended December 31, 2002, transactions in capital stock were as follows:

                                                    SIX MONTHS ENDED              PERIOD ENDED
                                                      JUNE 30, 2003              DECEMBER 31, 2002
                                                ------------------------    ------------------------
                                                    SHARES       AMOUNT        SHARES       AMOUNT
    Sale of Shares                                1,014,580  $25,480,424      2,153,160  $53,136,169
    Reinvestment of dividends                            12          284          5,476      134,871
    Repurchase of Shares                            (7,218)    (183,903)              -            -
                                                -----------  -----------    -----------  -----------
 Net increase from capital transactions           1,007,374  $25,296,805      2,158,636  $53,271,040
                                                ===========  ===========    ===========  ===========

NOTE 7. RISK FACTORS

Because of the limitation on rights of redemption and the fact that the Fund's Shares ("Shares") will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that Cadogan may invest the Fund's assets in Portfolio Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause Fund shareholders to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

NOTE 8. REPURCHASES AND REDEMPTIONS OF SHARES OF THE FUND

No shareholder will have the right to require the Fund to redeem its shares, although the Fund may from time to time repurchase shares at their net asset value as of the last day of a calendar quarter pursuant to written tenders by shareholders, which written tenders must be received by the Fund at least 60 and no more than 90 days prior to the repurchase date. Whether repurchases will be made during any given quarter will be determined by the Board in its sole discretion. In determining whether the Fund should offer to repurchase shares from shareholders, the Board will consider the recommendations of the Adviser. The Adviser expects that it will generally recommend to the Board that the Fund offer to repurchase shares on the last business day of each calendar quarter.

                             FOR MORE INFORMATION:


                               INVESTMENT ADVISER
                           Undiscovered Managers, LLC
                             Plaza of the Americas
                       700 North Pearl Street, Suite 1625
                              Dallas, Texas 75201


                                PLACEMENT AGENT
                            Forum Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101






         This report is authorized for distribution only to accredited investors or financial intermediaries who have received a copy of the Fund's Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) - The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).